File Nos. 33-20891
                                                                        811-5527
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

      Pre-Effective Amendment No.                                          [  ]


      Post-Effective Amendment No. 20                                       [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]


      Amendment No. 20                                                      [X]


                        (Check appropriate box or boxes.)

              DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


           c/o The Dreyfus Corporation
           200 Park Avenue, New York, New York      10166
           (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212)
922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b)
      ----


       x   on June 1, 2002 pursuant to paragraph (b)
      ----


           60 days after filing pursuant to paragraph (a)(i)
      ----
           on   (date)   pursuant to paragraph (a)(i)
      ----
           75 days after filing pursuant to paragraph (a)(ii)
      ----
           on      (date)  pursuant to paragraph (a)(ii) of Rule 485
      ----

If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      ----


DREYFUS NEW JERSEY
MUNICIPAL MONEY MARKET
FUND, INC.


Seeks current income exempt from federal and New Jersey state income taxes, and liquidity by investing in short-term, high quality municipal obligations



PROSPECTUS June 1, 2002




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







                                          CONTENTS

                                          THE FUND
                      --------------------------------
What every investor should know about the fund

                                        1 Goal/Approach

                                        2 Main Risks

                                        3 Past Performance

                                        4 Expenses

                                        5 Management

                                        6 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------
Information for managing your fund account

                                        7 Account Policies

                                       10 Distributions and Taxes

                                       11 Services for Fund Investors

                                       12 Instructions for Regular Accounts

                                          FOR MORE INFORMATION
                      -------------------------------------------------
Where to learn more about this and other Dreyfus funds

                                          Back Cover

[PAGE]


                            DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
                                                          ----------------------
                                                            Ticker Symbol: DNJXX

THE FUND

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. When the fund manager believes that acceptable New Jersey municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to New Jersey state income tax, but not federal income tax. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest temporarily in high quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).



Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations

                                                                The Fund       1





MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*    interest rates could drop, thereby reducing the fund's yield


* New Jersey's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

* any of the fund's holdings could have its credit rating downgraded or could default

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.



Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.


Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.


2





PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund.
The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)



2.75    2.14    2.46    3.28    2.74    2.95    2.72    2.50    3.32    2.20
92      93      94     95      96      97      98      99      00      01

BEST QUARTER:                    Q4 '00                         +0.87%

WORST QUARTER:                   Q4 '01                         +0.36%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.23%.


--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


2.20%                              2.74%                           2.71%

For the fund's current 7-day yield, please call toll-free:


1-800-645-6561.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                                The Fund       3







EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Shareholder services fee                                                0.06%

Other expenses                                                          0.09%
--------------------------------------------------------------------------------

TOTAL                                                                   0.65%
--------------------------------------------------------------------------------


Expense example

1 Year                                      3 Years                               5 Years                             10 Years
------------------------------------------------------------------------------------------------------------------------------------

$66                                          $208                                  $362                                 $810



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


4




MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $194 billion in over 190 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $610 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



                                                                The Fund       5


FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                             YEAR ENDED JANUARY 31,
                                                                                 2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------


PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .020       .033      .025       .027       .029

 Distributions:          Dividends from investment income -- net               (.020)     (.033)    (.025)     (.027)     (.029)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.06       3.32      2.54       2.69       2.96
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .65        .67       .66        .67        .64

 Ratio of net investment income to average net assets (%)                        2.04       3.25      2.50       2.65       2.92
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        468,492    439,244   431,543    475,046    526,266



6



YOUR INVESTMENT

ACCOUNT POLICIES

BUYING SHARES


YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.


Minimum investments

                               Initial                Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS               $2,500                 $100
                                                      $500 FOR DREYFUS
                                                      TELETRANSFER INVESTMENTS

DREYFUS AUTOMATIC              $100                   $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.



Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


When calculating its NAV, the fund's investments generally are valued by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.




Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if in doubt.


                                                         Your Investment       7



ACCOUNT POLICIES (CONTINUED)

SELLING SHARES

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

* the fund will not honor redemption checks, or process wire, telephone or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares



Limitations on selling shares by phone

Proceeds
sent by                    Minimum             Maximum
--------------------------------------------------------------------------------

CHECK                      NO MINIMUM          $250,000 PER DAY

WIRE                       $1,000              $500,000 FOR JOINT ACCOUNTS
                                               EVERY 30 DAYS

DREYFUS                    $500                $500,000 FOR JOINT ACCOUNTS
TELETRANSFER                                   EVERY 30 DAYS



Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be  signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


8



GENERAL POLICIES

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

*    refuse any purchase or exchange request

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



Small account policies


To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.


                                                         Your Investment       9




DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net securities gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


THE FUND ANTICIPATES THAT VIRTUALLY ALL OF ITS DIVIDENDS WILL BE EXEMPT from federal and New Jersey state income taxes. However, any dividends and distributions from taxable investments and any capital gain distributions are taxable as ordinary income or capital gains, respectively. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.


The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.



Concepts to understand


DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return so the more fund shares you own, the higher your distribution.



10



SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC                 For making automatic investments
ASSET BUILDER((reg.tm))           from a designated bank account.

DREYFUS PAYROLL                   For making automatic investments
SAVINGS PLAN                      through a payroll deduction.

DREYFUS GOVERNMENT                For making automatic investments
DIRECT DEPOSIT                    from your federal employment,
PRIVILEGE                         Social Security or other regular
                                  federal government check.

DREYFUS DIVIDEND                  For automatically reinvesting the
SWEEP                             dividends and distributions from
                                  one Dreyfus fund into another
                                  (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                     For making regular exchanges
EXCHANGE PRIVILEGE                from one Dreyfus fund into
                                  another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                 For making regular withdrawals
WITHDRAWAL PLAN                   from most Dreyfus funds.

CHECKWRITING PRIVILEGE

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

EXCHANGE PRIVILEGE

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

DREYFUS TELETRANSFER PRIVILEGE

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.


Dreyfus Express(SM) voice-activated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.





Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

                                                        Your Investment       11




INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

         In Writing

Complete the application.


Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 9299, Boston, MA 02205-8553



           By Telephone

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:
   * ABA# 021000018
   * DDA# 8900052309
   * the fund name
   * your Social Security or tax ID number
   * name(s) of investor(s)

Call us to obtain an account number.
Return your application.


           Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic
service(s) you want. Return your
application with your investment.

WITHOUT ANY INITIAL INVESTMENT  Check
the Dreyfus Step Program option on your
application. Return your application, then complete the additional materials when they are sent to you.


            Via the Internet

COMPUTER  Visit the Dreyfus Web site
http://www.dreyfus.com and follow the
instructions to download an account
application.





TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


WIRE Have your bank send your investment to The Bank of New York, with these instructions:
* ABA# 021000018
* DDA# 8900052309
* the fund name
* your account number
* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.

DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Call us to request your transaction.


ALL SERVICES  Call us to request a form
to add any automatic investing service
(see "Services for Fund Investors").
Complete and return the forms along with any other required materials.





TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:
* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9263, Boston, MA 02205-8501



WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK  Call us to request your transaction.
A check will be sent to the address of record.



DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.



Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.



To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

12






NOTES

[PAGE]




FOR MORE INFORMATION



DREYFUS NEW JERSEY MUNICIPAL
MONEY MARKET FUND, INC.
-----------------------------
SEC FILE NUMBER:  811-5527



More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the fund's performance and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds 144
Glenn Curtiss Boulevard
Uniondale, NY 11556-0144


BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2002 Dreyfus Service Corporation
758P0602


[PAGE]




------------------------------------------------------------------------------

       DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

                STATEMENT OF ADDITIONAL INFORMATION

                           JUNE 1, 2002

------------------------------------------------------------------------------


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus New Jersey Municipal Money Market Fund, Inc. (the "Fund"), dated June 1, 2002, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


                Call Toll Free 1-800-645-6561
                In New York City -- Call 1-718-895-1206
                Outside the U.S. -- Call 516-794-5452

     The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                          TABLE OF CONTENTS
                                                               PAGE

Description of the Fund.........................................B-2
Management of the Fund..........................................B-9
Management Arrangements........................................B-13
How to Buy Shares..............................................B-16
Shareholder Services Plan......................................B-18
How to Redeem Shares...........................................B-19
Shareholder Services...........................................B-21
Determination of Net Asset Value...............................B-24
Dividends, Distributions and Taxes.............................B-25
Portfolio Transactions.........................................B-26
Yield Information..............................................B-27
Information About the Fund.....................................B-28
Counsel and Independent Auditors...............................B-29
Appendix A.....................................................B-30
Appendix B.....................................................B-35


(PAGE)


                      DESCRIPTION OF THE FUND


     The Fund is a Maryland corporation incorporated on April 4, 1988. The Fund is an open-end, management investment company, known as a municipal money market mutual fund. As a municipal money market fund, the Fund invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Obligations").


     The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

     Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

     The following information supplements and should be read in conjunction with the Fund's Prospectus.


     MUNICIPAL OBLIGATIONS. As a fundamental policy, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Municipal Obligations of the State of New Jersey, its political subdivisions, authorities and corporations, and certain other specified securities that provide income exempt from Federal and State of New Jersey personal income taxes (collectively, "New Jersey Municipal Obligations"). To the extent acceptable New Jersey Municipal Obligations are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other securities the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, but not State of New Jersey, income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest.


     The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue.


     Municipal Obligations include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax
(AMT). The Fund may invest without limitation in such Municipal Obligations if the Manager determines that their purchase is consistent with the Fund's investment objective.


CERTAIN TAX EXEMPT OBLIGATIONS. The Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

DERIVATIVE PRODUCTS. The Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. The Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The principal types of derivative products are described below.

     (1) TAX EXEMPT PARTICIPATION INTEREST. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

     (2) TENDER OPTION BONDS. Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

     (3) CUSTODIAL RECEIPTS. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

     (4) STRUCTURED NOTES. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

STAND-BY COMMITMENTS. To the extent consistent with the requirements for a "qualified investment fund" under the New Jersey gross income tax, the Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment therefore is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

RATINGS OF MUNICIPAL OBLIGATIONS. The Fund may invest only in those
Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.



     The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings for the fiscal year ended January 31, 2002, computed on a monthly basis, was as follows:

                     Moody's             Standard
  Fitch              Investors           & Poor's
  Ratings      or    Service, Inc.  or   Ratings Services      Percentage
  ("FITCH")          ("MOODY'S")         ("S&P")               OF VALUE
   -------           -----------         ----------------      ----------

   F-1+/F-1           MIG1/VMIG1,        SP-1+/SP-1,              66.1%
                      P-1                A1+/A1
   AAA/AA             Aaa/Aa             AAA/AA                   14.0%
   Not Rated          Not Rated          Not Rated                19.9%(1)
                                                                 -----
                                                                100.0%


_______________

1 Of those securities which are not rated, all have been determined by the Manager to be of comparable quality to securities in the MIG1/SP-1/F-1 rating category.

     If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.


     To the extent the ratings given by Moody's, S&P or Fitch (collectively, the "Rating Agencies") for Municipal Obligations may change as a result of changes in such organization or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Fund's Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

     TAXABLE INVESTMENTS. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the Fund has adopted a temporary defensive position, including when acceptable New Jersey Municipal Obligations are unavailable for investment by the Fund, in excess of 20% of the Fund's net assets may be invested in securities that are not exempt from State of New Jersey income tax. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

     ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.



INVESTMENT TECHNIQUES

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     BORROWING MONEY. The Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.


     FORWARD COMMITMENTS. The Fund may purchase Municipal Obligations and other securities on a forward commitment, when-issued or delayed delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

     Municipal Obligations and other securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.


CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

     INVESTING IN MUNICIPAL OBLIGATIONS. The Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Fund may be subject to greater risk as compared to a municipal money market fund that does not follow this practice.

     Certain municipal lease/purchase obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funds for the leased property.

     Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.


     INVESTING IN NEW JERSEY MUNICIPAL OBLIGATIONS. Since the Fund is concentrated in securities issued by New Jersey or entities within New Jersey, an investment in the Fund may involve greater risk than investments in certain other types of municipal money market funds. You should consider carefully the special risks inherent in the Fund's investment in New Jersey Municipal Obligations. You should review "Appendix A" which provides a brief summary of special investment considerations and risk factors relating to investing in New Jersey Municipal Obligations.


     SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investment or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

INVESTMENT RESTRICTIONS


     The Fund's investment objective, and its policy to invest normally at least 80% of its net assets (plus any borrowings for investment purposes) in New Jersey Municipal Obligations, are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed by a vote of a majority of the Fund's Board members at any time. The Fund may not:


     1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Prospectus.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

     4. Sell securities short or purchase securities on margin.

     5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     7. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

     8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     9. Invest in companies for the purpose of exercising control.

     10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     For purposes of Investment Restriction No. 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


(PAGE)



                      MANAGEMENT OF THE FUND

     The Fund's Board is responsible for the management and supervision of the Fund and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation.............Investment Adviser
      Dreyfus Service Corporation.........Distributor
      Dreyfus Transfer, Inc...............Transfer Agent
      The Bank of New York................Custodian

     Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

BOARD MEMBERS OF THE FUND2

Name  (Age)        Principal Occupation

POSITION WITH      DURING PAST 5 YEARS        OTHER BOARD MEMBERSHIPS AND
FUND (SINCE)                                  AFFILIATIONS

Joseph S.          Corporate Director and     The Muscular Dystrophy
DiMartino (58)     Trustee                    Association, DIRECTOR
Chairman of the                               Carlyle Industries, Inc., a
Board                                         button packager and
(1995)                                          distributor, DIRECTOR
                                              Century Business Services,
                                              Inc., a provider of
                                                 outsourcing functions for
                                              small and medium sized
                                                 companies, DIRECTOR
                                              The Newark Group, a provider
                                              of a national market    of
                                              paper recover facilities,
                                              paperboard mills and
                                                paperboard converting
                                              PLANTS, DIRECTOR
                                              QuikCAT.com, a developer of
                                              high speed
                                                movement, routing, storage
                                              and encryption of data,
                                                DIRECTOR

David W. Burke     Corporate Director and     John F. Kennedy Library
(66)               Trustee                    Foundation, DIRECTOR
Board Member                                  U.S.S. Constitution Museum,
(1994)                                        DIRECTOR

Samuel Chase (70)  Corporate Director and     None
Board Member       Trustee

(1988)

Gordon J. Davis    Senior Partner, LeBoeuf,   Consolidated Edison, Inc., a
(60)               Lamb, Greene &             utility company,
Board Member         MacRae                      DIRECTOR
(1995)                                        Phoenix Companies, Inc., a
                                              life insurance company
                                                 DIRECTOR

                                              Board Member/Trustee for
                                              several not-for-
                                                 profit groups

-----------------------

2 None of the Board members are "interest persons" of the Fund, as defined in the 1940 Act.

(PAGE)



Name  (Age)        Principal Occupation
POSITION WITH      DURING PAST 5 YEARS        OTHER BOARD MEMBERSHIPS AND
FUND (SINCE)                                  AFFILIATIONS

Joni Evans (60)    Senior Vice President of   None
Board Member       the William Morris Agency

(1988)

Arnold S. Hiatt    Chairman of The Stride     Isabella Stewart Gardner
(75)               Rite Charitable Foundation Museum, TRUSTEE
Board Member                                  John Merck Fund, a charitable
(1988)                                        trust, TRUSTEE
                                              Business for Socially

                                              Responsibility, CHAIRMAN

                                              American Academy of Arts and

                                              Sciences, FELLOW

Burton N. Wallack  President and co-owner of  None
(51)               Wallack Management
Board Member       Company, a real estate
(1991)             management company

     Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters, the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board, and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. The audit committee met four times and the compensation committee met once, during the fiscal year ended January 31, 2002. The nominating and pricing committees did not meet during the last fiscal year.

     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2001.

                                         Aggregate Holding of Funds in
Name of Board Member    The Fund         the Dreyfus Family of Funds
____________________    ________         _____________________________

Joseph S. DiMartino     None             Over $100,000

David W. Burke          None             Over $100,000

Samuel Chase            None             $10,001 - $50,000

Gordon J. Davis         None             None

Joni Evans              None             over $100,000

Arnold S. Hiatt         None             None

Burton N. Wallack       None             None


     As of December 31, 2001, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended January 31, 2002, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2001, was as follows:

                                               Total Compensation
                           Aggregate           From the Fund and
Name of Board              Compensation        Fund Complex
Member                     From the Fund*      Paid to Board Member**
-----------------          ------------------  ----------------------

Joseph S. DiMartino        $6,875              $810,313 (190)

David W. Burke             $5,500              $259,000  (59)

Samuel Chase               $5,000              $  48,750  (15)

Gordon J. Davis            $5,500              $  103,000 (28)

Joni Evans                 $5,500              $  52,500  (15)

Arnold S. Hiatt            $5,000              $  48,750  (15)

Burton N. Wallack          $5,500              $  52,500  (15)

-----------------------

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $2,542 for all Board members as a group.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.


OFFICERS OF THE FUND

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief
     Executive Officer and Chief Operating Officer of the Manager, and an officer of 93 investment companies (comprised of 187 portfolios) managed by the Manager. Mr. Canter also is a Director and Executive Committee Member of other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 56 years old, and has been an employee of the Manager since May 1995.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000. Executive Vice President,
     Secretary and General Counsel of the Manager, and an officer of 94 investment companies (comprised of 201 portfolios) managed by the Manager. He is 56 years old, and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, SECRETARY SINCE MARCH 2000. Associate General Counsel of the
     Manager, and an officer of 36 investment companies (comprised of 43 portfolios) managed by the Manager. He is 38 years old, and has been an employee of the Manager since February 1991.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
     Counsel of the Manager, and an officer of 93 investment companies (comprised of 199 portfolios) managed by the Manager. He is 42 years old, and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
     Counsel and Assistant Secretary of the Manager, and an officer of 94 investment companies (comprised of 201 portfolios) managed by the Manager. He is 52 years old, and has been an employee of the Manager since July 1980.

JAMES WINDELS, VICE PRESIDENT AND TREASURER SINCE NOVEMBER 2001. Director -
     Mutual Fund Treasury Accounting of the Manager, and an officer of 94 investment companies (comprised of 201 portfolios) managed by the Manager. He is 43 years old, and has been an employee of the Manager since April 1985.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000. Senior Treasury Manager of the Manager, and an officer of 36 investment companies (comprised of 78 portfolios) managed by the Manager. He is 40 years old, and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001. Mutual Funds Tax
     Director of the Manager, and an officer of 94 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old, and has been an employee of the Manager since June 1993.

     The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

     Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on May 16, 2002.

     The following shareholders owned of record 5% or more of the Fund's shares outstanding on May 16, 2002:

NAME OF SHAREHOLDER                       PERCENTAGE OF SHARES OUTSTANDING
___________________                       ________________________________

Banc of America Securities LLC
Money Market Funds Omnibus
200 N College St Fl 3
Charlotte, NC 28255-0001                            7.27%

Hare & Co
c/o Bank of New York
Attn: Bima Saha
1 Wall Street

New York, NY 10005-2500                             6.40%


                      MANAGEMENT ARRANGEMENTS



     INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.


     The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Fund and the Manager. The Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board, or by vote of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940
Act).


     In re-approving the Management Agreement with respect to each Fund, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager, the investment management expertise of the Manager in respect of the Fund's investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; the relationship between the fees paid to the Manager under the Agreement and the Fund's Service Plan; and ancillary benefits the Manager may receive from its relationship with the Fund.

     The following persons are officers and/or directors of the Manager: Stephen
E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director, Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Theodore A. Schachar, Vice President-Tax; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President--Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

     The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The Fund's portfolio managers are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, James Welch and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.


     The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


     EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.

     As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders. For the fiscal years ended January 31, 2000, 2001 and 2002, the management fees paid by the Fund amounted to $2,307,099, $2,136,213 and $2,266,754, respectively.


     The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

     DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


     TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9263, Boston, Massachusetts 02205-8501, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     The Bank of New York (the "Custodian"), 15 Broad Street, New York, New York 10286, is the Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                         HOW TO BUY SHARES


     GENERAL. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans. The Fund reserves the right to reject any purchase order.


     The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

     Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.



     Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire or within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. Net asset value per share is determined as of 12:00 Noon, Eastern time, on each day the New York Stock Exchange is open for regular business. The Fund also may process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's management determines to do so. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See "Determination of Net Asset Value."


     If your payments are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, you will begin to accrue dividends on the following business day.

     Qualified institutions may telephone orders for the purchase of Fund shares. These orders will become effective at the price determined at 12:00 Noon, Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day, if the telephone order is placed by 12:00 Noon, Eastern time, and Federal Funds are received by 4:00 p.m., Eastern time, on that day.

     USING FEDERAL FUNDS. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a securities dealer ("Selected Dealer") and your order to purchase Fund shares is paid for other than in Federal Funds, the Selected Dealer, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a Selected Dealer, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

     DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.


     Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for regular business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for regular business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use Dreyfus TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."


     TRANSACTIONS THROUGH SECURITIES DEALERS. Fund shares may be purchased and redeemed through securities dealers which may charge a fee for such services. Some dealers will place Fund shares in an account with their firm. Dealers also may require that the customer not take physical delivery of stock certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.

     There is no sales charge by the Fund or the Distributor, although securities dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund understands that these fees may be charged for customer services, including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted monthly from the investor's account, which on smaller accounts could constitute a substantial portion of distributions. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. You should be aware that you may purchase Fund shares directly from the Fund without imposition of any maintenance or service charges, other than those already described herein.

     REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

                     SHAREHOLDER SERVICES PLAN

     The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets for certain allocated expenses of providing certain services to the Fund's shareholders. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

     A quarterly report of the amounts expended under the Plan and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.


     For the fiscal year ended January 31, 2002, the Fund paid $290,776 under the Plan.


                       HOW TO REDEEM SHARES


     GENERAL. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TELETRANSFER Privilege or through Dreyfus-AUTOMATIC Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for up to eight business days after the purchase of such shares. In addition, the Fund will not honor checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TELETRANSFER purchase or the Dreyfus-AUTOMATIC Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.


     CHECKWRITING PRIVILEGE. The Fund provides redemption checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

     You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.


     Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.


     WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes the Transfer Agent to act on telephone or letter redemption instructions from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives the redemption request in proper form prior to 12:00 Noon, Eastern time, on such day; otherwise, the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


     DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER Privilege for transfer to their bank account not more than $500,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."


     STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.


     REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.


     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

                              SHAREHOLDER SERVICES


     FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager, or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


     A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.


     To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over the Dreyfus Expresssm voice-response telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.


     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


     DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds, or shares of certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.





     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having identical names and other identifying designation. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


     DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

     DREYFUS PAYROLL SAVINGS Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     DREYFUS STEP PROGRAM. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.

     DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

     A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

     B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.

     D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.


                        DETERMINATION OF NET ASSET VALUE

     AMORTIZED COST PRICING. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for purposes of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Fund's Board at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review are obtained from an independent pricing service (the "Service") approved by the Fund's Board. The Service values the Fund's investments based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

     The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2 of 1%, the Fund's Board will consider what actions, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     Management believes that the Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended January 31, 2002. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


     The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks. All expenses are accrued daily and deducted before declaration of dividends to investors.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or the disposition of certain market discount bonds will be treated as ordinary.

     The Fund intends to be a "qualified investment fund" within the meaning of the New Jersey gross income tax. The primary criteria for constituting a "qualified investment fund" are that (i) the Fund is an investment company registered with the Securities and Exchange Commission, which for the calendar year in which the dividends and distributions (if any) are paid, has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures and forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto and (ii) at the close of each quarter of the taxable year, the Fund has not less than 80% of the aggregate principal amount of all of its investments, excluding financial options, futures and forward contracts, or other similar financial instruments, related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Obligations, including obligations of Puerto Rico, the Virgin Islands and other territories and possessions of the United States and certain other specified securities exempt from Federal and New Jersey income taxes. Additionally, a qualified investment fund must comply with certain continuing reporting requirements.

     If the Fund qualifies as a qualified investment fund and the Fund complies with its reporting obligations, (a) dividends and distributions paid by the Fund to a New Jersey resident individual shareholder will not be subject to New Jersey gross income tax to the extent that the dividends and distributions are attributable to income earned by the Fund as interest on or gain from New Jersey Municipal Obligations, and (b) gain from the sale of Fund shares by a New Jersey resident individual shareholder will not be subject to New Jersey gross income tax. Shares of the Fund are not subject to property taxation by New Jersey or its political subdivisions. To the extent that you are subject to state and local taxes outside of New Jersey, dividends and distributions earned by an investment in the Fund and gain from the sale of shares in the Fund may represent taxable income.

                             PORTFOLIO TRANSACTIONS

     Portfolio securities ordinarily are purchased from and sold to parties acting as principal. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price. No brokerage commissions have been paid by the Fund to date.


     Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds managed by the Manager or its affiliates.


     Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the overall expenses of its research department.


                                YIELD INFORMATION


     For the seven-day period ended January 31, 2002, the Fund's yield was 0.96% and its effective yield was 0.96%. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Based upon the highest combined 2002 Federal and State of New Jersey income tax rate of 42.51%, the Fund's tax equivalent yield for the seven-day period ended January 31, 2002 was 1.67%. Tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt.


     The tax equivalent yield noted above represents the application of the highest Federal and New Jersey marginal personal income tax rates presently in effect. For Federal income tax purposes, a 39.6% rate has been used, and for New Jersey income tax purposes, a 6.37% rate has been used. The tax equivalent figure, however, does not include the potential effect of any local (including, but not limited to, county, district or city) taxes, including applicable surcharges. In addition, there may be pending legislation which could affect such stated tax rate or yields. You should consult a tax adviser, and consider your own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.

     Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

     From time to time, the Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and are not representative of the Fund's past or future performance. From time to time, advertising materials may refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study (1996 & 1997) " or other such studies.


     Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), iMoneyNet, Inc.'s Money Fund Report(TM), Morningstar, Inc. and other industry publications. Advertising materials for the Fund also may refer to or discuss then-current or past economic conditions, developments and/or events actual or proposed tax legislation or to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute.



                           INFORMATION ABOUT THE FUND

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Fund will send annual and semi-annual financial statements to all its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.


     Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Fund.



(PAGE)




                             APPENDIX A



RISK FACTORS -- INVESTING IN NEW JERSEY MUNICIPAL OBLIGATIONS

The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of New Jersey (the "State") and various local agencies available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

GENERAL

     New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture.

     During 2000, a continuation of the national business expansion, a strong business climate in the State, and positive developments in neighboring metropolitan areas contributed to the State's economic expansion -- the 8th consecutive year of expansion.

     Employment within the State increased by 1.6% in 2000, resulting in an increase of over 60,000 jobs. Employment gains were primarily spread across the service producing industries with particularly strong growth in wholesale and retail trade (17,300). The engineering/consulting/research sector and the computer/data processing services sector accounted for 10,000 of 28,600 job gains in the services sub-sector.

     With strong labor market conditions, New Jersey's personal income increased at a pace of 5.4% in 2000, substantially stronger than the 4% rate in 1999. The strong State economy also led to an almost 9% growth in retail sales, just slightly lower than the 1999 rate. Low inflation, approximately 3%, continues to benefit New Jersey consumers and businesses, and low interest rates have supported spending on housing and other consumer durables. In 2000, home building decreased slightly from the level of 1999 which was an 11-year high. New vehicle registration grew 10% in 2000 to the highest level since 1986.

     New Jersey's unemployment rate fell below 4.0% in 2000, a rate which was below the national rate. Joblessness, in terms of both absolute level and its rate, has been falling steadily since its peak in 1992.

     The economic outlook for 2001/2002 is for slower but positive growth. Employment is expected to increase by approximately 1% or 40,000 jobs each year, reflecting a slower growing national economy and continuing shortages in skilled technical specialties. The outlook also anticipates moderate but fairly steady growth in State personal income at 5.3% in 2001 and 5.5% in 2002.

     The consumer is facing widespread evidence of a national economic slowdown that started late last year. Increased cost pressure for food and energy coupled with employer restraint on wage growth and the financial markets, adverse effect on wealth have led consumers to restrain spending growth in the near term. Businesses face a profit squeeze from rising employee health costs and moderating sales growth. While both these trends reflect a slowing economy, action by the Federal Reserve to substantially reduce interest rates, prospects for a major tax cut, and more positive news from the financial markets may work as offsetting forces. As a result, the U.S. slowdown and the corresponding moderation in New Jersey's growth are not expected to be severe or prolonged. However, uncertainties in the international economy are likely to remain due to issues involving oil prices and currency, volatility in the stock market, the possibility of further deterioration in consumer and investor confidence and unstable and potentially deflationary international economic conditions. In addition, the restructuring of major industries will continue due to cost containment, globalization of competition, and deregulation concerns. Although the forecasts for 2001/2002 contain more uncertainty than in the recent past, the basic fundamentals of the State's economic health remain favorable.

RATINGS

     As of May 2000, S&P, Moody's and Fitch rated New Jersey's long-term general obligations "AA+," "Aal" and "AA+," respectively.

FISCAL YEARS 2001 AND 2002 BUDGETS

     The revised estimate for Sales and Use tax collections for fiscal year 2001 of $5.839 billion, a 6.0% increase from the fiscal year 2000 revenue. The fiscal year 2002 estimate of $6.247 billion is a 7.0% increase from the fiscal year 2001 estimate.

     The revised estimate for Gross Income Tax collections for fiscal year 2001 of $8.310 billion, a 15.3% increase from the fiscal year 2000 revenue. The fiscal year 2002 estimate of $8.916 billion is a 7.3% increase from the fiscal year 2001 estimate.

     The revised estimate for Corporations Business Tax collections for fiscal year 2001 of $1.414 billion, a 2.6% decrease from the fiscal year 2000 revenue. The fiscal year 2002 estimate of $1.548 billion is a 9.5% increase from the fiscal year 2001 estimate.

     Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised her plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent. The State estimates appropriations of approximately $21.734 billion and $23.153 billion for fiscal 2000 and 2001 (recommended), respectively. Of the $23.153 billion recommended for fiscal year 2002 from the General Fund, the Property Tax Relief Fund, the Casino Control Fund, the Casino Revenue Fund and Gubernatorial Elections Fund, $9.150 billion is recommended for State Aid to Local Governments, $7.395 billion is recommended for Grants-In-Aid (payments to individuals or public or private agencies for benefits to which a recipient is entitled by law, or for the provision of service on behalf of the State), $4.900 billion for Direct State Services, $529 million for Debt Service on State general obligation bonds and $1.177 billion for Capital Construction.

     Should tax revenues be less than the amount anticipated in the Budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. The fiscal year 2001 and 2002 estimates are as presented in the Governor's fiscal year 2002 Budget.

     The State has made appropriations for principal and interest payments for general obligation bonds for fiscal years 1998 through 2001 in the amounts of $483.7 million, $501.1 million, $518.7 million and $530.0 million, respectively. The Governor's fiscal year 2002 Budget includes an appropriation in the amount of $529.4 million for fiscal year 2002 representing principal and interest payments for general obligations bonds.

LITIGATION

     The following are cases presently pending or threatened in which the State has the potential for either a significant loss of revenue or a significant unanticipated expenditure.

     INTERFAITH COMMUNITY ORGANIZATION V. SHINN, ET AL. In late October 1993, the Interfaith Community Organization filed suit against the Governor, the Commissioner of the New Jersey Department of Environmental Protection (the "DEP"), the Commissioner of the Department of Health, and the Assistant Commissioner of the DEP, alleging violations of numerous laws, allegedly resulting from the existence of chromium contamination in the State-owned Liberty State Part in Jersey City. The parties are attempting to settle this claim.

     AMERICAN TRUCKING ASSOCIATIONS, INC. AND TRI-STATE MOTOR TRANSIT, CO. V. STATE OF NEW JERSEY. The American Trucking Associations, Inc. and Tri-State Motor Transit, Co. filed a complaint in the Tax Court on March 23, 1994 against the State and certain State officials alleging that the A-901 renewal fees collected by the DEP discriminate against interstate commerce in violation of the Commerce Clause of the United States Constitution in that the fees are not used for the purposes for which they are levied.

     BUENA REGIONAL COMMERCIAL TOWNSHIP ET AL. V. NEW JERSEY DEPARTMENT OF EDUCATION ET AL. This lawsuit was filed on December 9, 1997 on behalf of 17 rural school districts seeking the same type of relief as has been mandated to be provided to poor urban school districts in ABBOTT V. BURKE. The matter has been sent back to the Administrative Law Judge to determine whether educational deficiencies exist that are linked to the funding formula.

     ABBOTT V APPEALS. Abbott districts, in furtherance of the Court's decision in ABBOTT V. BURKE ("ABBOTT V") and Department of Education ("DOE") regulations, have developed operational plans for the provision of early childhood programs. The Supreme Court has issued a decision clarifying the Abbott V requirements and several districts have appealed DOE decisions on the districts' programs.

     VERNER STUBAUS, ET AL. V. STATE OF NEW JERSEY, ET AL. Plaintiffs, 25 middle income school districts, filed a complaint on April 20, 1998 alleging that the State's system of funding for their schools violates of the constitutional rights of equal protection and a thorough and efficient education. Oral arguments took place on March 7, 2001.

     AFFILIATED FM INSURANCE COMPANY, ET AL. V. STATE OF NEW JERSEY, ET AL. The plaintiffs-appellants in this action are insurers licensed or admitted to write property and casualty insurance in the State who contend that their assessments should not be used to retire debt of the Market Transition Fund ("MTF") because they were never members of the MTF. Oral arguments took place on February 27, 2001.

     CLEARY V. WALDMAN. This case involves the spousal impoverishment provisions of the Medicare Catastrophic Coverage Act. Under this provision, the spouse of an institutionalized husband or wife, is allowed to have sufficient funds to live in the community, called the monthly needs allowance. The district court granted the State's cross motion for summary judgment.

UNITED HOSPITALS ET AL. V. STATE OF NEW JERSEY AND WILLIAM Waldman. These cases represent challenges by 19 State hospitals to Medicaid hospital reimbursement since 1995. United Hospitals is in bankruptcy and this case has been settled so far as United Hospitals is concerned.

     CAMDEN COUNTY ENERGY RECOVERY ASSOCIATES V. NEW JERSEY DEPARTMENT OF ENVIRONMENTAL PROTECTION, BOARD OF CHOSEN FREEHOLDERS OF THE COUNTY OF CAMDEN, ET AL. Plaintiff, Camden County Energy Recovery Associates, the owner and operator of a resource recovery facility, sought to have the county solid waste procurement process halted to clarify bid specifications. The matter has been fully briefed and the parties are awaiting oral argument.

     SOJOURNER A., ET AL. V. DEPT. OF HUMAN SERVICES. The plaintiffs in this action filed a complaint and motion for preliminary injunction seeking damages and declaratory and injunctive relief overturning, on State constitutional grounds, the "family cap" provisions of the State Work First New Jersey Act. The trial court granted summary judgment in favor of the State; plaintiffs intend to appeal.

     ZURBRUGG HOSPITAL ET AL. V. FISHMAN (1995 FEE APPEAL); RANCOCAS HOSPITAL ET AL. V. FISHMAN (1996 CONSOLIDATED FEE APPEALS); ST. FRANCIS MEDICAL CENTER ET AL. V. FISHMAN (1997 CONSOLIDATED FEE APPEALS); AND SOLARIS HEALTH SYSTEM ET AL.
V. FISHMAN (1998 FEE APPEAL). These cases represent challenges by various hospitals to the $10 per adjusted hospital admission charges. The New Jersey Supreme Court denied the hospitals' petition for certification.

     CHARLIE AND NADINE H., BY AND THROUGH THEIR NEXT FRIEND, IMOGENE JOHNSON ET AL. V. CHRISTINE TODD WHITMAN, AS GOVERNOR OF THE STATE OF NEW JERSEY; MICHELE
K. GUHL AS COMMISSIONER OF THE DEPARTMENT OF HUMAN SERVICES; AND CHARLES VENTI, AS DIRECTOR OF THE DIVISION OF YOUTH AND FAMILY SERVICES OF THE STATE OF NEW JERSEY. On August 4, 1999, a group called Children's Rights Inc. filed suit alleging defendants' systemic failure to protect the plaintiff class and furnish legally required services to these children and their families. Plaintiffs' motion for class certification was dismissed and plaintiffs were ordered to file an amended complaint.

     EAST CAPE MAY ASSOCIATES V. NEW JERSEY DEPARTMENT OF ENVIRONMENTAL PROTECTION. This matter is a regulatory taking case in which the plaintiff claims that it is entitled to in excess of $28 million in damages for a taking of its property without just compensation. The matter has been fully briefed and the parties are awaiting oral argument.

     BROWN V. STATE DEPT. OF TREASURY, DIV. OF PENSIONS & BENEFITS. In this suit, plaintiff seeks to represent a class of persons who applied for and received accidental disability retirement benefits under the Police & Firemen Retirement System prior to April 1, 1991. The trial court denied the State's motion to dismiss and transferred the counts seeking a declaration regarding the tax statutes to the New Jersey Tax Court.




(PAGE)


                                   APPENDIX B

                                Rating Categories

     Description of certain ratings assigned by S&P, Moody's and Fitch:

S&P

LONG-TERM

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. The rating 'AA' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within this rating category.


SHORT-TERM

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

COMMERCIAL PAPER

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1. '


MOODY'S

LONG-TERM

AAA
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds rated 'Aa' are judged to be of high quality by all standards.
Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.


Moody's applies numerical modifiers 1, 2, and 3 to the 'Aa' generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of the rating category.


PRIME RATING SYSTEM (SHORT-TERM)
--------------------------------

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     Leading market positions in well-established industries.

     High rates of return on funds employed.

     Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MIG/VMIG--U.S. SHORT-TERM

Municipal debt issuance ratings are designated as Moody's Investment Grade
(MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

SHORT-TERM
A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


A plus (+) or minus (-) sign designation may be appended to the 'AA' of 'F1' a rating to denote relative status within the rating category.





              DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

                            PART C. OTHER INFORMATION
                           -------------------------
Item 23.   Exhibits

-------    -----------------------------------------------------




   (a) Registrant's Articles of Incorporation dated April 4, 1988 and Articles of Amendment dated October 2, 1990 are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on May 30, 1996.

   (b) Registrant's By-Laws are incorporated by referenced to Exhibit (b) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed May 30, 2000.

   (d) Management Agreement dated August 24, 1994, as amended October 11, 1995, is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 9 to the Registration Statement, filed on December 29, 1995.


   (e) Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed May 30, 2001.


   (g)(i) Amended and Restated Custody Agreement dated August 18, 1989 is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on May 30, 1996. Forms of Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 3 to the Registration Statement, filed on December 15, 1993.


   (g)(ii) Amendment to Custody Agreement.

   (g)(iii)Foreign Custody Manger Agreement.


   (h) Shareholder Services Plan dated August 24, 1994, as amended October 11, 1995, is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 9 to the Registration Statement, filed on December 29, 1995.

   (i) Opinion and Consent of Stroock & Stroock & Lavan is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on May 30, 1996.

   (j)     Consent of Ernst & Young LLP, Independent Auditors.


   (p) Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 30, 2001.




(PAGE)


Item 23.   Exhibits. - List (continued)
-------    ----------------------------

           Other Exhibits

           --------------


          (a)   Powers of Attorney.


          (b) Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (b) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed May 30, 2000.


Item 24.   Persons Controlled by or under Common Control with Registrant.
-------    --------------------------------------------------------------

           Not Applicable

Item 25.     Indemnification

-------      ---------------


         The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item (b) of Part C of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on May 30, 2000.

         Reference is also made to the Distribution Agreement attached as Exhibit (e) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 30, 2001.



(PAGE)


Item 26.     Business and Other Connections of Investment Adviser.
-------      ----------------------------------------------------


             The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.





ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)
----------------------------------------------------------------------------------

                  OFFICERS AND DIRECTORS OF INVESTMENT ADVISER


Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                DATES

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,      11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director, Vice Chairman,
and Chief Investment Officer

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of             12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chariman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                     10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                     10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                    12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
  STEVEN G. ELLIOTT                Wilmington, DE 19808
  Director
  (Contd.)                         Allomon Corporation                   Director                     12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                    12/87 - Present
                                   Corporation #5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc.+               Director                       1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                     12/94 - Present
Vice Chairman
                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation+         Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities, Inc.                  President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc.*             Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - Present
                                   2875 Northeast 191st Street,          Director                      4/97 - Present
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                     10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee           8/98 - Present

                                   Mellon Bank, N.A.+                    Exec. Management Group        8/01 - Present
                                                                         Exec. Vice President          2/99 - 9/01

                                   Mellon Trust of New York National     Chairman                      4/98 - Present
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - Present
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street           Director                     11/98 - Present
                                   North Miami, FL 33180

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N.A.+                    Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                12/96 - Present


MICHAEL G. MILLARD                 Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
Director and President                                                   Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

MICHAEL G. MILLARD                 Founders Asset Management             Director, Board of Managers   5/01 - Present
Director and President             LLC****
(Contd.)
                                   Boston Safe Advisors, Inc.++          Director                     10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director
                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company*                              Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee          10/98 - Present
                                   London, England                       Member
                                                                         Director                     10/98 - Present

                                   Mellon Global Investments             Non-Resident Director        11/98 - Present
                                   Japan Co.
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                     10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.++          Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01


J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   Boston Safe Advisors, Inc.++          Director                     10/01 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - 1/02
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                     10/98 - Present

                                   Mellon Residential Funding Corp.+     Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

J. DAVID OFFICER                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present
Vice Chairman
and Director                       The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
(Contd.)                                                                 Director                      7/96 - Present

                                   RECO, Inc.*                           President                    11/96 - Present
                                                                         Director                     11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1ST Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                     12/97 - Present

                                   Dreyfus Financial Services Corp.+     Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                    12/98 - Present
Director                           LLC****                               Chief Executive Officer      12/98 - Present


DIANE P. DURNIN                    None
Executive Vice President -
Product Development

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                    10/98 - Present
                                                                         Director                      3/96 - Present
PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Boston Safe Advisors, Inc.++          Chief Financial Officer      10/01 - Present
                                                                         and Director

                                   Dreyfus Service Corporation++         Chief Financial Officer      12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                    10/98 - Present

                                   Dreyfus Investment                    Treasurer                    10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President               10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, De 19808

                                   The TruePenny Corporation++           Vice President               10/98 - Present

                                   The Trotwood Corporation++            Vice President               10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President               10/98 - Present

                                   Trotwood Hunters Site A Corp.++       Vice President               10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President - Tax         10/96 - Present
Vice President - Tax

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax         10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax         10/96 - Present
                                   Inc.++

WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary

                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++




*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.






Item 27.   Principal Underwriters
________   ______________________


      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)      CitizensSelect Funds
2)      Dreyfus A Bonds Plus, Inc.
3)      Dreyfus Appreciation Fund, Inc.
4)      Dreyfus Balanced Fund, Inc.
5)      Dreyfus BASIC Money Market Fund, Inc.
6)      Dreyfus BASIC Municipal Fund, Inc.
7)      Dreyfus BASIC U.S. Mortgage Securities Fund
8)      Dreyfus BASIC U.S. Government Money Market Fund
9)      Dreyfus California Intermediate Municipal Bond Fund
10)     Dreyfus California Tax Exempt Bond Fund, Inc.
11)     Dreyfus California Tax Exempt Money Market Fund
12)     Dreyfus Cash Management
13)     Dreyfus Cash Management Plus, Inc.
14)     Dreyfus Connecticut Intermediate Municipal Bond Fund
15)     Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)     Dreyfus Florida Intermediate Municipal Bond Fund
17)     Dreyfus Florida Municipal Money Market Fund
18)     Dreyfus Founders Funds, Inc.
19)     The Dreyfus Fund Incorporated
20)     Dreyfus GNMA Fund, Inc.
21)     Dreyfus Government Cash Management Funds
22)     Dreyfus Growth and Income Fund, Inc.
23)     Dreyfus Growth and Value Funds, Inc.
24)     Dreyfus Growth Opportunity Fund, Inc.
25)     Dreyfus Premier Fixed Income Funds
26)     Dreyfus Index Funds, Inc.
27)     Dreyfus Institutional Money Market Fund
28)     Dreyfus Institutional Preferred Money Market Funds
29)     Dreyfus Insured Municipal Bond Fund, Inc.
30)     Dreyfus Intermediate Municipal Bond Fund, Inc.
31)     Dreyfus International Funds, Inc.
32)     Dreyfus Investment Grade Bond Funds, Inc.
33)     Dreyfus Investment Portfolios
34)     The Dreyfus/Laurel Funds, Inc.
35)     The Dreyfus/Laurel Funds Trust
36)     The Dreyfus/Laurel Tax-Free Municipal Funds
37)     Dreyfus LifeTime Portfolios, Inc.
38)     Dreyfus Liquid Assets, Inc.
39)     Dreyfus Massachusetts Intermediate Municipal Bond Fund
40)     Dreyfus Massachusetts Municipal Money Market Fund
41)     Dreyfus Massachusetts Tax Exempt Bond Fund
42)     Dreyfus MidCap Index Fund
43)     Dreyfus Money Market Instruments, Inc.
44)     Dreyfus Municipal Bond Fund, Inc.
45)     Dreyfus Municipal Cash Management Plus
46)     Dreyfus Municipal Money Market Fund, Inc.
47)     Dreyfus New Jersey Intermediate Municipal Bond Fund
48)     Dreyfus New Jersey Municipal Bond Fund, Inc.
49)     Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)     Dreyfus New Leaders Fund, Inc.
51)     Dreyfus New York Municipal Cash Management
52)     Dreyfus New York Tax Exempt Bond Fund, Inc.
53)     Dreyfus New York Tax Exempt Intermediate Bond Fund
54)     Dreyfus New York Tax Exempt Money Market Fund
55)     Dreyfus U.S. Treasury Intermediate Term Fund
56)     Dreyfus U.S. Treasury Long Term Fund
57)     Dreyfus 100% U.S. Treasury Money Market Fund
58)     Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59)     Dreyfus Pennsylvania Municipal Money Market Fund
60)     Dreyfus Premier California Municipal Bond Fund
61)     Dreyfus Premier Equity Funds, Inc.
62)     Dreyfus Premier International Funds, Inc.
63)     Dreyfus Premier GNMA Fund
64)     Dreyfus Premier Opportunity Funds
65)     Dreyfus Premier Worldwide Growth Fund, Inc.
66)     Dreyfus Premier Municipal Bond Fund
67)     Dreyfus Premier New York Municipal Bond Fund
68)     Dreyfus Premier State Municipal Bond Fund
69)     Dreyfus Premier Value Equity Funds
70)     Dreyfus Short-Intermediate Government Fund
71)     Dreyfus Short-Intermediate Municipal Bond Fund
72)     The Dreyfus Socially Responsible Growth Fund, Inc.
73)     Dreyfus Stock Index Fund
74)     Dreyfus Tax Exempt Cash Management
75)     The Dreyfus Premier Third Century Fund, Inc.
76)     Dreyfus Treasury Cash Management
77)     Dreyfus Treasury Prime Cash Management
78)     Dreyfus Variable Investment Fund
79)     Dreyfus Worldwide Dollar Money Market Fund, Inc.
80)     General California Municipal Bond Fund, Inc.
81)     General California Municipal Money Market Fund
82)     General Government Securities Money Market Funds, Inc.
83)     General Money Market Fund, Inc.
84)     General Municipal Bond Fund, Inc.
85)     General Municipal Money Market Funds, Inc.
86)     General New York Municipal Bond Fund, Inc.
87)     General New York Municipal Money Market Fund
88)     MPAM Funds Trust



(b)

                                                                                                 Positions and
Name and principal                                                                               Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------


Michael Millard **                    Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
Thomas E. Winnick *                   Director                                                   None
Charles Cardona *                     Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
Jude C. Metcalfe **                   Executive Vice President                                   None
Irene Papadoulis **                   Director                                                   None
Noreen Ross*                          Executive Vice President                                   None
David K. Mossman **                   Executive Vice President                                   None
Prasanna Dhore*                       Executive Vice President                                   None
William H. Maresca *                  Chief Financial Officer and Director                       None
James Book ***                        Senior Vice President                                      None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      None
Joseph Ecks +                         Senior Vice President                                      None
Lawrence S. Kash *                    Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
John Geli **                          Vice President                                             None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President - Compliance                                None
Janice Hayles *                       Vice President                                             None
Tracy Hopkins *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
B.J. Ralston **                       Vice President                                             None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None
Carlene Kim                           Assistant Secretary                                        None


*    Principal business address is 200 Park Avenue, New York, NY 10166.
**   Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***  Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
+    Principal business address is One Boston Place, Boston, MA 02108.



Item 28.       Location of Accounts and Records
-------        --------------------------------


               1.     The Bank of New York
                      15 Broad Street
                      New York, New York 10286

               2.     Dreyfus Transfer, Inc.
                      One American Express Plaza
                      Providence, Rhode Island 02903

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166


Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None




                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of May, 2002.


                Dreyfus New Jersey Municipal Money Market Fund, Inc.

            BY:  /S/   Stephen E. Canter*
                    ----------------------------
                       Stephen E. Canter, PRESIDENT

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                       Title                        Date

--------------------------        -------------------------------    ---------


Stephen E. Canter*                President                           5/29/02
______________________________    (Principal Executive Officer)
Stephen E. Canter


/s/James Windels*                 Treasurer                           5/29/02
______________________________    (Principal Financial and
James Windels                     Accounting Officer)


David W. Burke*                   Board Member                        5/29/02
-----------------------------
David W. Burke


Samuel Chase*                     Board Member                        5/29/02
------------------------------
Samuel Chase

Gordon J. Davis*                  Board Member                        5/29/02
-----------------------------
Gordon J. Davis

Joseph S. DiMartino*              Board Member                        5/29/02
-----------------------------
Joseph S. DiMartino

Joni Evans*                       Board Member                        5/29/02
-----------------------------
Joni Evans

Arnold Hiatt*                     Board Member                         5/29/02
-----------------------------
Arnold Hiatt

Burton N. Wallack*                Board Member                         5/29/02
-----------------------------
Burton N. Wallack


*BY:      /s/John B. Hammalian

          -------------------------
          John B. Hammalian,
          Attorney-in-Fact




                         INDEX OF EXHIBITS

EXHIBIT NO.


23(g)(ii)                 Amendment to Custody Agreement
23(g)(iii)                Foreign Custody Manager Agreement
23(j)                     Consent of Ernst & Young LLP

OTHER EXHIBITS

(a)                       Powers of Attorney